VESSELS UNDER FINANCE LEASE, NET - Changes in Lease Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	$ 7,435
Repayments	(5,650)
Impact of modification of operating leases	166,923
Ending balance	168,708
Current portion	17,502
Non-current portion	151,206
Golden Eclipse [Member]
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	7,435
Repayments	(5,650)
Impact of modification of operating leases	0
Ending balance	1,785
Current portion	1,785
Non-current portion	0
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	0
Repayments	0
Impact of modification of operating leases	166,923
Ending balance	166,923
Current portion	15,717
Non-current portion	$ 151,206